AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 111.6%
Long-Term Municipal Bonds – 111.6%
Alabama – 5.4%
Black Belt Energy Gas District (BP PLC) Series 2025-2 5.00%, 03/01/2055(a) (b)	$10,000	$10,540,537
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-2 5.43%, 06/01/2049(a) (b)	10,000	10,200,984
Series 2024 5.50%, 10/01/2054(a) (b)	10,000	10,836,603
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73%, 02/01/2053(a) (b)	10,000	10,318,736
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-2 5.00%, 05/01/2055(a) (b)	10,000	10,692,222
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a) (b)	10,000	10,790,508
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	10,000	10,029,301
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-2 5.25%, 07/01/2054(a) (b)	10,000	10,735,776
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	2,545	2,210,255
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	7,500	7,756,024
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-2 6.00%, 01/01/2053(a) (b)	10,000	10,479,426
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-2 5.00%, 01/01/2054(a) (b)	10,000	10,584,582
Series 2025-2 5.00%, 01/01/2054(a) (b)	9,190	9,727,231
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 01/01/2054(a) (b)	20,000	21,096,716

		145,998,901

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$7,095	$7,106,234

Arizona – 2.7%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	8,964	8,711,574
Arizona Industrial Development Authority (BASIS Schools Obligated Group) Series 2017-D 5.00%, 07/01/2051(a)	1,885	1,692,775
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(a)	1,000	927,201
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051(a)	10,000	7,590,453
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	3,045	2,838,225
6.875%, 03/01/2055(a)	3,955	3,831,426
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c) (d) (e)	10,420	318,852
Series 2021-A 5.50%, 07/01/2031(c) (d) (e)	480	14,688
6.00%, 07/01/2051(c) (d) (e)	3,000	91,800
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	8,315	7,636,472
Series 2024-B 5.68%, 01/01/2043(a)	1,775	1,629,438
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2040	2,865	2,058,635
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)	1,000	1,000,261

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	$10,690	$10,351,630
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(c) (d) (e)	5,000	3,500,000
5.00%, 07/01/2055(c) (d) (e)	1,000	700,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	3,250	3,402,816
6.875%, 11/15/2052(a)	2,000	2,057,898
7.00%, 11/15/2057(a)	1,000	1,033,177
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018 6.00%, 07/01/2038(a)	2,000	2,040,951
Series 2018-A 6.00%, 07/01/2052(a)	4,040	4,043,088
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.50%, 07/01/2060	1,500	1,421,276
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(a)	2,000	1,995,631
6.75%, 07/01/2063(a)	2,000	2,005,430
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,226,725
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	794,435

		72,914,857

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	2,700	2,856,831
Series 2024 7.375%, 07/01/2048(a)	13,000	13,994,843
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,229,830

		19,081,504

	Principal Amount (000)	U.S. $ Value

California – 13.8%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$7,300	$6,566,852
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	15,000	13,065,406
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	3,000	2,989,308
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	3,000	2,462,021
Series 2023 5.00%, 04/01/2065(e)	22,174	20,999,992
California Community Choice Financing Authority (American General Life Insurance) Series 2023-2 5.50%, 05/01/2054(a) (b)	10,000	10,596,652
Series 2025-2 5.00%, 08/01/2055(a) (b)	10,000	10,623,721
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,514,067
California Community Choice Financing Authority (Morgan Stanley) Series 2023-2 4.68%, 07/01/2053(a) (b)	10,000	10,042,733
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025-2 5.00%, 03/01/2056(a) (b)	10,000	10,693,455
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	5,200	4,118,338
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	13,500	10,377,615
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	11,070	7,037,405
4.00%, 08/01/2046(a)	3,295	2,674,069

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	$5,000	$3,188,938
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	32,000	1,077,136
5.50%, 02/01/2040(a)	1,000	854,036
Series 2022-A 4.50%, 08/01/2052(a)	6,000	4,449,038
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-B Zero Coupon, 06/01/2055	22,000	3,856,611
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	960	877,683
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	4,804	4,869,242
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	4,047	3,816,617
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class X 0.825%, 03/25/2035(f)	15,129	609,371
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	3,761	3,530,329
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	14,200	13,049,702
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	10,000	9,711,805
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	980	67,220
Series 2021-A1 5.00%, 01/01/2056(a)	1,990	1,618,837

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	$2,000	$1,950,520
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)	630	609,747
6.875%, 01/01/2042(a)	3,415	3,155,853
Series 2014 5.00%, 01/01/2035	1,050	890,500
5.25%, 01/01/2045	2,025	1,544,773
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2043	3,000	2,919,770
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(c) (d)	3,795	75,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	8,595	8,147,375
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	3,345	3,162,643
6.75%, 03/01/2055(a)	2,385	2,331,334
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)	200	257,587
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	3,790	3,179,723
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(a)	3,500	3,402,342
5.00%, 07/01/2051(a)	1,750	1,662,147
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	992,535
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c) (d) (e)	1,000	600,000
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(a)	1,000	934,616

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	$10,000	$10,671,072
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025-2 5.25%, 05/15/2043(a) (b)	10,000	10,362,369
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	10,000	7,142,558
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	3,090	1,910,627
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	5,000	4,049,240
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	6,800	4,315,585
4.00%, 08/01/2047(a)	2,610	2,253,943
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	7,500	4,827,758
4.00%, 05/01/2057(a)	10,000	6,670,442
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	3,275	2,247,175
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	5,000	3,876,480
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	7,500	5,447,415
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	5,800	3,622,614
4.00%, 07/01/2058(a)	7,360	4,037,862

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	$7,000	$4,927,183
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	5,500	3,547,689
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,330,800
4.00%, 12/01/2056(a)	9,600	6,935,552
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	10,000	7,643,093
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	1,000	665,089
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	5,000	3,986,178
Series 2021-A2 4.00%, 07/01/2056(a)	10,000	7,674,820
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,500	1,601,939
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	130,105	12,073,627
Pleasanton Unified School District (Pleasanton Unified School District) Series 2025 4.25%, 08/01/2050	10,980	10,246,526
San Francisco Intl Airport (San Francisco Intl Airport) Series 2025-2 5.00%, 05/01/2044(a) (b)	10,000	9,997,611
5.25%, 05/01/2042(a) (b)	10,000	10,322,471
Southern California Logistics Airport Authority (Southern California Logistics Airport Authority) AG Series 2006 5.00%, 12/01/2036	3,600	3,613,324

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	$12,950	$1,855,216
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,680	1,850,800
Series 2019 Zero Coupon, 06/01/2054	6,520	1,246,177
5.00%, 06/01/2039	680	687,367

		371,796,166

Colorado – 3.1%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	10,000	9,058,347
Broadway Station Metropolitan District No. 3 (Broadway Station Metropolitan District No. 3) Series 2019 5.00%, 12/01/2039	749	628,126
5.00%, 12/01/2049	1,750	1,284,177
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)	5,730	5,729,309
Series 2022 6.50%, 12/01/2053	1,000	1,029,951
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,077,163
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(e)	4,000	4,041,118
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	822,113
5.125%, 11/01/2049	765	703,385
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,507,429
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	2,750	2,286,758
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2038	735	689,445
Series 2022-2 5.25%, 11/01/2038(a) (b)	2,200	2,324,818

	Principal Amount (000)	U.S. $ Value

5.25%, 11/01/2039(a) (b)	$2,600	$2,728,204
5.25%, 11/01/2052(a) (b)	5,000	4,992,686
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	1,026,652
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c) (d) (e)	1,750	1,059,727
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(c) (d) (e)	10,000	7,500,000
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	9,027	7,472,468
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)	2,000	1,834,309
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052	1,500	1,474,870
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	661	652,316
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)	1,000	977,492
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(e)	3,810	3,358,127
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	4,380	2,646,361
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	3,000	2,573,203
5.00%, 12/01/2052	1,000	804,575
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	1,500	1,513,805
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)	333	326,619

	Principal Amount (000)	U.S. $ Value

St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a) (g)	$1,000	$677,503
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,064,130
6.75%, 12/01/2053	3,000	3,067,635
Series 2023 8.375%, 12/15/2054	1,000	995,766
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 6.00%, 10/01/2064(a)	2,000	1,967,315
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	149	108,500
AG Series 2020 5.00%, 12/01/2027	195	204,620
5.00%, 12/01/2030	270	291,347
5.00%, 12/01/2050	205	196,395
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	1,000	1,002,635
6.75%, 12/01/2052	1,000	1,001,968

		83,701,367

Connecticut – 0.2%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	1,100	1,123,255
6.25%, 10/01/2060	1,295	1,223,988
6.50%, 10/01/2055	2,125	2,095,784
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,032,973

		5,476,000

Delaware – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)	7,253	7,119,954

District of Columbia – 1.5%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a) (g)	1,000	597,700

	Principal Amount (000)	U.S. $ Value

0.00%, 06/01/2049(a) (g)	$1,600	$930,061
Series 2024-A 5.125%, 06/01/2034(a)	2,720	2,733,762
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(a)	1,425	1,366,638
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	140,500	12,084,472
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2037(a) (b)	4,500	4,779,781
5.00%, 10/01/2038(a) (b)	5,500	5,762,400
Series 2025-A 5.00%, 10/01/2050	1,000	988,265
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2024 5.00%, 07/15/2054	10,000	10,075,856

		39,318,935

Florida – 6.0%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,129,339
4.00%, 10/01/2046	1,750	1,388,565
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	2,050	1,867,682
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	938,268
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,366,231
5.00%, 10/01/2032	1,000	1,052,653
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	3,000	3,104,023

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.75%, 06/15/2065(a)	$1,710	$1,677,272
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a) (g)	9,125	1,083,472
5.00%, 06/01/2049(a)	1,300	1,200,667
5.00%, 06/01/2054(a)	3,525	3,193,146
5.25%, 06/01/2039(a)	1,000	1,015,143
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,057,421
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	27,000	1,964,026
3.375%, 07/01/2031(a)	840	804,933
5.00%, 07/01/2056(a)	7,500	6,241,648
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(a)	1,000	989,094
6.375%, 05/01/2053(a)	1,000	986,548
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)	1,000	833,825
5.00%, 06/01/2055(a)	2,000	1,545,337
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(a)	2,000	2,014,035
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	430,743
Zero Coupon, 09/01/2042	1,000	411,705
Zero Coupon, 09/01/2049	1,000	265,082
Zero Coupon, 09/01/2053	1,400	291,934
County of Lake FL (Waterman Communities) Series 2020 5.50%, 08/15/2040	3,000	2,887,312
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2025-2 5.25%, 10/01/2054(a) (b)	10,200	10,243,817
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-2 5.00%, 10/01/2034(a) (b)	4,630	4,966,585
5.00%, 10/01/2035(a) (b)	11,470	12,489,772
Series 2025-2 5.50%, 10/01/2055(a) (b)	10,000	10,258,187

	Principal Amount (000)	U.S. $ Value

County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	$250	$155,971
Zero Coupon, 10/01/2036	410	241,185
Zero Coupon, 10/01/2037	230	127,475
Zero Coupon, 10/01/2038	315	163,675
Zero Coupon, 10/01/2039	390	190,469
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)	1,000	1,001,638
5.75%, 10/01/2055(a)	2,305	2,325,326
5.75%, 10/01/2065(a)	2,280	2,282,735
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	150	153,252
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	947,748
6.125%, 06/01/2054	1,000	925,731
6.25%, 06/01/2059	1,000	933,249
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)	1,000	973,275
5.00%, 04/01/2051(a)	1,970	1,758,644
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	1,000	1,026,729
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	3,900	3,476,549
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 3.00%, 07/01/2031(a)	895	854,737
4.00%, 07/01/2051(a)	1,950	1,488,653
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	5,000	4,970,946
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)	2,365	2,323,382
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057	2,000	2,028,212

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	$1,000	$932,517
5.25%, 06/01/2054(a)	1,050	962,695
5.25%, 06/01/2059(a)	1,000	904,754
6.50%, 06/01/2059(a)	1,200	1,144,317
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2019 5.00%, 03/01/2044	795	751,297
5.00%, 03/01/2049	3,375	3,097,714
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,200	1,205,279
6.19%, 08/01/2055	1,520	1,502,347
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(a)	3,685	3,554,329
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a) (h)	1,000	1,004,323
6.875%, 11/15/2064(a) (h)	1,305	1,312,387
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 0.055%, 10/01/2054(a) (b)	10,000	10,324,485
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,502,166
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	1,000	961,396
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	1,500	1,382,753
Series 2023-B 5.78%, 06/01/2027(a)	1,000	1,005,380
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	5,000	4,332,951

	Principal Amount (000)	U.S. $ Value

Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	$1,000	$854,725
4.00%, 10/01/2051	1,815	1,414,877
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,634,081
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	1,000	1,401,405
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c) (d) (e)	1,905	1,047,750
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,196,411
5.00%, 01/01/2052	4,500	3,888,837
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	1,920	1,392,657
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026	100	98,971
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	985	953,854
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.00%, 05/01/2034(a)	1,000	986,597
4.20%, 05/01/2039(a)	1,000	933,814
4.55%, 05/01/2044(a)	1,000	925,438
4.80%, 05/01/2055(a)	1,500	1,337,186

		162,995,739

Georgia – 3.0%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a) (g)	10,000	8,535,845
Series 2024-A 5.50%, 04/01/2039(a)	2,500	2,494,485

	Principal Amount (000)	U.S. $ Value

City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2043	$11,475	$11,749,305
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.25%, 10/01/2054	6,110	6,114,138
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	969,455
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	8,350	8,343,156
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-2 5.00%, 12/01/2054(a) (b)	10,000	10,631,289
Series 2024-2 5.00%, 06/01/2053(a) (b)	10,000	10,585,360
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-2 5.00%, 07/01/2053(a) (b)	10,000	10,589,938
Series 2024-2 5.27%, 12/01/2053(a) (b)	10,000	10,057,278
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039	605	612,127

		80,682,376

Guam – 0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2055	2,790	2,841,041
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,282,598

		7,123,639

Idaho – 0.3%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	3,000	3,124,722
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	4,000	4,006,217

		7,130,939

	Principal Amount (000)	U.S. $ Value

Illinois – 4.7%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	$2,000	$1,788,586
Chicago Board of Education (Chicago Board of Education) Series 2015-C 5.25%, 12/01/2035	5,405	5,368,504
Series 2016-A 7.00%, 12/01/2044	3,095	3,102,112
Series 2017-A 7.00%, 12/01/2046(a)	4,975	5,096,191
Series 2017-B 6.75%, 12/01/2030(a)	11,365	11,990,857
7.00%, 12/01/2042(a)	2,400	2,472,792
Series 2017-H 5.00%, 12/01/2046	1,380	1,176,811
Series 2018-A 5.00%, 12/01/2032	4,800	4,854,776
Series 2019-B 5.00%, 12/01/2030	425	436,510
5.00%, 12/01/2031	750	765,165
5.00%, 12/01/2032	310	314,532
5.00%, 12/01/2033	290	292,633
Series 2023-A 5.875%, 12/01/2047	5,000	5,069,499
6.00%, 12/01/2049	5,000	5,093,401
City of Chicago IL (City of Chicago IL) Series 2016-C 5.00%, 01/01/2038	90	87,967
Series 2025-A 6.00%, 01/01/2050	7,000	7,126,351
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(c) (d)	7,950	4,746,809
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	1,921,303
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,000	818,860
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	957,478
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,627,934

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2036	$540	$531,010
5.00%, 09/01/2038	1,000	968,002
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	3,000	3,270,692
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,442	8,117,726
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	600	601,591
Series 2024 5.67%, 11/01/2038(e)	5,820	5,519,217
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041	24,500	10,713,681
Zero Coupon, 12/15/2050	19,675	5,023,041
AG Series 2017 Zero Coupon, 12/15/2056	4,495	851,279
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	5,357	5,860,690
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	6,682	6,659,287
Series 2016-B 7.00%, 03/01/2033	3,086	3,086,002
Village of Pingree Grove IL Special Service Area No. 7 (Village of Pingree Grove IL Special Service Area No. 7) Series 2015 5.00%, 03/01/2036	8,950	8,640,061
Series 2015-B 6.00%, 03/01/2036	2,257	2,256,983

		127,208,333

Indiana – 2.8%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c) (d)	328	33
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(a)	3,350	2,880,354
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	1,000	946,818
5.00%, 01/01/2054(a)	2,000	1,840,210

	Principal Amount (000)	U.S. $ Value

City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	$8,000	$8,274,213
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(c) (d) (e)	17,575	878,750
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,880,145
4.00%, 04/01/2040	2,215	1,942,217
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026	1,000	995,523
4.00%, 11/15/2027	1,000	996,082
4.00%, 11/15/2030	1,000	997,855
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2045	5,780	6,070,841
5.25%, 10/01/2046	5,000	5,228,503
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	5,145	5,045,960
Series 2021-B 2.50%, 11/01/2030	4,025	3,812,642
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	10,000	9,909,061
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2059	1,750	1,626,279
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	4,750	4,267,945
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	1,325	1,097,704
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,045,225
6.00%, 03/01/2053	5,000	5,080,346
Series 2023-F 7.75%, 03/01/2067	4,075	4,393,552
BAM Series 2023 5.25%, 03/01/2067	5,000	5,052,025

		75,262,283

	Principal Amount (000)	U.S. $ Value

Iowa – 0.6%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	$1,575	$1,508,392
4.00%, 12/01/2041	3,400	2,666,046
4.00%, 12/01/2046	2,275	1,622,161
4.00%, 12/01/2051	4,060	2,730,596
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,166,046
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	28,915	3,998,525

		16,691,766

Kansas – 0.4%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	5,000	5,012,325
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,015,547
5.00%, 03/01/2039	1,070	1,077,050
5.00%, 03/01/2044	655	630,506
5.00%, 03/01/2049	3,835	3,565,790

		11,301,218

Kentucky – 2.3%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2038	745	689,782
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,321,993
5.50%, 11/15/2045	1,665	1,328,890
Series 2016-A 5.00%, 05/15/2046	4,500	3,488,621
5.00%, 05/15/2051	3,500	2,589,188
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,058,294
5.25%, 06/01/2041	3,650	3,626,122

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	$2,650	$2,034,688
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)	5,130	4,999,954
Series 2022-B 6.75%, 11/01/2040(a)	850	829,757
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-2 5.00%, 05/01/2055(a) (b)	10,000	10,570,536
Kentucky Public Energy Authority (Morgan Stanley) Series 2024-2 4.00%, 08/01/2052(a) (b)	10,000	10,076,206
Series 2025-2 5.25%, 06/01/2055(a) (b)	10,000	10,647,254
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	380,143

		61,641,428

Louisiana – 1.2%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,233,619
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2045(a)	1,000	994,378
6.15%, 06/15/2055(a)	2,150	2,124,213
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	5,260	4,716,536
5.75%, 09/01/2064	5,500	5,483,047
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(c) (d)	7,250	73
Series 2014-A 8.375%, 07/01/2039(c) (d)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016A 5.00%, 07/01/2051	10,000	9,516,491
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047	25	25,439

	Principal Amount (000)	U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	$1,055	$1,131,290

		31,225,256

Maryland – 2.1%
City of Westminster MD (Lutheran Village at Miller’s Grant) Series 2014-A 6.00%, 07/01/2034	1,385	1,385,697
6.125%, 07/01/2039	950	950,042
6.25%, 07/01/2044	2,600	2,584,574
Maryland Economic Development Corp. (Core Natural Resources) Series 2025 5.00%, 07/01/2048(a)	1,000	1,006,854
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2026	495	497,381
5.00%, 01/01/2027	430	440,580
5.00%, 01/01/2028	300	312,532
5.00%, 01/01/2029	290	306,324
5.00%, 01/01/2030	285	303,952
5.00%, 01/01/2036	1,790	1,843,386
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a) (b)	45,000	46,178,105

		55,809,427

Massachusetts – 1.7%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2055	10,000	10,151,807
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.25%, 07/01/2055	10,000	10,372,196
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.50%, 07/15/2060(a)	3,630	3,496,598
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2037(a)	1,000	1,007,714
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	2,700	2,701,410
Series 2024 8.50%, 10/01/2026	2,175	2,178,882

	Principal Amount (000)	U.S. $ Value

Massachusetts Port Authority (Massachusetts Port Authority) Series 2025-2 5.00%, 07/01/2036(a) (b)	$4,500	$4,625,825
5.00%, 07/01/2037(a) (b)	4,000	4,090,945
5.00%, 07/01/2038(a) (b)	8,100	8,234,666

		46,860,043

Michigan – 1.1%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(c) (d)	1,622	1,703,244
Series 2014-B 4.00%, 04/01/2044(g)	6,960	5,461,455
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	95	95,039
4.00%, 02/01/2032	285	280,279
4.00%, 02/01/2042	1,115	916,175
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	18,000	1,639,328
Michigan Finance Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 12/01/2045	45	45,777
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,617,963
5.00%, 07/01/2044	1,200	1,203,355
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	4,255,228

		29,217,843

Minnesota – 1.3%
City of Apple Valley MN (PHS Apple Valley Senior Housing) Series 2021 4.00%, 09/01/2061	870	607,282
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	2,570	2,416,952
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a) (g)	5,000	5,008,178

	Principal Amount (000)	U.S. $ Value

City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	$5,000	$4,731,399
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	5,000	4,824,052
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)	3,060	3,032,858
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	7,500	7,002,238
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(e)	2,100	987,000
4.00%, 06/01/2051(e)	2,225	1,045,750
4.00%, 06/01/2056(e)	1,000	470,000
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041	3,000	3,035,689
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027	1,000	1,003,161
6.08%, 07/01/2042	1,000	992,830

		35,157,389

Mississippi – 0.3%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(c) (d) (e)	5,750	3,910,000
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	1,000	773,686
5.00%, 10/01/2031(a)	2,850	2,945,928
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	240,357
5.00%, 01/01/2035	750	784,676

		8,654,647

	Principal Amount (000)	U.S. $ Value

Missouri – 1.3%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2040	$10,500	$11,303,565
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	5,000	4,713,658
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(c) (d)	1,165	53,764
5.00%, 11/15/2046(c) (d)	2,610	1,720,252
Series 2021-A 10.00%, 11/15/2046(c) (d)	804	676,554
Series 2021-C 7.50%, 11/15/2037(c) (d)	643	484,447
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	1,525	1,432,727
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	1,970,871
5.00%, 08/15/2046	5,585	4,718,515
5.00%, 08/15/2051	2,415	1,932,742
Series 2021-A 5.00%, 08/15/2056	4,910	3,996,870
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(a)	2,000	1,884,230

		34,888,195

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(a) (g)	4,245	3,217,374

Nebraska – 0.4%
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2042	10,000	10,172,426

Nevada – 0.8%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	8,500	1,253,425

	Principal Amount (000)	U.S. $ Value

City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	$695	$682,733
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2045	3,000	2,866,366
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.25%, 06/01/2055	10,000	10,360,233
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	6,725	6,180,267
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(c) (d) (e)	1,465	15

		21,343,039

New Hampshire – 3.1%
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	2,859	2,856,458
Series 2025-1, Class A2 5.15%, 06/20/2041	1,000	1,010,901
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	3,386	3,180,425
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	6,877	6,750,027
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	956,707
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 6.00%, 08/01/2065	1,590	1,530,804
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	1,000	1,001,868

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-2 5.15%, 09/28/2037	$3,510	$3,412,572
Series 2025-A Zero Coupon, 02/01/2035(a)	4,690	2,582,367
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	11,711	11,636,575
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	16,290	15,808,189
Series 2022-1, Class X 0.35%, 09/20/2036(f)	10,554	205,701
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,608	9,069,536
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.547%, 07/01/2051(f)	4,156	151,719
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.596%, 08/20/2039(f)	9,917	391,642
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	2,350	2,379,446
5.875%, 12/15/2033(a)	3,500	3,513,673
Series 2025-1, Class A2 4.168%, 01/20/2041	1,495	1,304,865
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-B 3.75%, 07/01/2045(a)	3,215	2,585,997
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	1,820	1,819,146
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	915	917,026
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	10,422,844

		83,488,488

New Jersey – 3.2%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)	1,000	792,472

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	$1,400	$1,433,436
6.625%, 01/01/2045(a)	2,080	2,122,498
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,793,362
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	2,000	2,014,639
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,068,779
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	2,925	2,928,028
Series 2014-B 5.625%, 11/15/2030	4,525	4,529,684
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039	2,670	1,390,664
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-C 5.00%, 01/01/2033(h)	2,250	2,528,275
5.00%, 01/01/2034(h)	6,000	6,756,201
5.00%, 01/01/2035(h)	2,325	2,618,859
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	44,825	43,080,380

		87,057,277

New York – 5.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	4,095	3,981,815
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039(c) (d)	7,050	4,935,000
5.50%, 11/01/2044(c) (d)	2,875	2,012,500
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-B 5.00%, 11/15/2025	635	637,791

	Principal Amount (000)	U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(i) (j)	$7,315	$523,613
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	1,355	955,249
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	10,000	10,087,849
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	51,990	7,289,570
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	6,690	6,488,683
7.25%, 11/15/2044(a)	1,705	1,705,829
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	6,000	5,800,227
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	5,500	5,214,377
6.00%, 06/30/2054	2,500	2,539,056
Series 2024 5.00%, 06/30/2060	2,000	1,828,252
5.50%, 06/30/2054	11,925	11,556,464
Series 2025 6.00%, 06/30/2059	5,000	5,116,395
AG Series 2023 5.00%, 06/30/2049	2,000	1,924,423
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	17,110	17,101,554
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	4,000	3,982,632
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-2 5.25%, 05/15/2052(a) (b)	5,000	5,122,148
5.25%, 05/15/2057(a) (b)	10,000	10,219,855
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-2 5.50%, 11/15/2057(a) (b)	10,000	10,377,857
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2059	10,000	10,280,207

	Principal Amount (000)	U.S. $ Value

TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	$2,500	$2,144,776
5.00%, 06/01/2048	3,550	3,009,806
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	3,824,002
5.25%, 09/15/2042	1,795	1,508,803
5.25%, 09/15/2047	3,080	2,417,142
5.25%, 09/15/2053	6,635	4,986,855
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	1,650	1,404,286

		148,977,016

North Carolina – 0.3%
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2033(a)	710	771,838
5.00%, 04/01/2035(a)	830	896,680
5.00%, 04/01/2039(a)	1,120	1,162,628
5.00%, 04/01/2041(a)	1,290	1,318,524
5.00%, 04/01/2043(a)	1,480	1,495,589
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,580,224
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2051	3,000	824,102
Zero Coupon, 01/01/2052	2,000	520,563
Zero Coupon, 01/01/2053	1,000	246,599

		8,816,747

Ohio – 1.8%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	46,605	4,077,420
5.00%, 06/01/2055	23,975	19,365,310
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2033	800	841,775
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	5	4,749

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	$2,635	$2,394,154
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	690	496,041
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e) (i) (j)	4,140	49,055
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,029,689
6.75%, 12/01/2052	10,000	10,293,838
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	3,700	2,664,555
Series 2023 5.00%, 12/01/2053(a)	2,000	2,004,102
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	1,000	987,019
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	7,065	5,192,339

		49,400,046

Oklahoma – 1.9%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,370,078
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,248,804
5.50%, 08/15/2052	3,000	2,856,443
5.50%, 08/15/2057	11,290	10,663,612
Series 2022-A 5.50%, 08/15/2044	10,000	9,647,958
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	10,000	10,534,077
Series 2025-B 5.00%, 01/01/2037(h)	5,340	5,942,250
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	4,255	4,698,428
6.25%, 12/01/2040	2,000	2,166,652

		52,128,302

	Principal Amount (000)	U.S. $ Value

Oregon – 0.6%
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.25%, 11/15/2050	$1,000	$893,172
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	10,000	2,565,229
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2025-2 5.25%, 07/01/2040(a) (b)	10,605	11,156,330
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	3,000	659,204

		15,273,935

Pennsylvania – 2.8%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(g)	4,388	2,796,312
5.00%, 06/30/2039	5,710	5,109,954
7.00%, 06/30/2039	3,710	3,278,599
8.00%, 06/30/2034	1,360	1,389,429
Series 2024-A 6.00%, 06/30/2034	640	665,460
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	3,822,337
5.00%, 07/01/2040	1,100	1,102,235
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(a)	2,750	2,619,767
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	7,954,808
6.00%, 06/01/2051	3,715	3,650,763
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,015,053

	Principal Amount (000)	U.S. $ Value

Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	$1,000	$890,332
5.00%, 03/01/2045	500	410,302
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) AG Series 2022 5.75%, 12/31/2062	4,000	4,117,596
Pennsylvania Economic Development Financing Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2051(a)	1,000	1,017,478
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	8,740	8,774,304
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a) (h)	2,000	1,976,034
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	1,640	1,254,720
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action) Series 2015-A 6.375%, 06/01/2040	1,300	1,277,909
6.50%, 06/01/2045	2,390	2,297,211
6.625%, 06/01/2050	3,870	3,685,657
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,650	2,690,500
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053(e)	11,900	11,572,041
7.75%, 08/01/2060(e)	2,350	2,348,038

		75,716,839

Puerto Rico – 8.6%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	345,000	9,242,274
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	21,858	15,280,322
Series 2022-A Zero Coupon, 11/01/2051	5,173	2,858,064

	Principal Amount (000)	U.S. $ Value

0.00%, 11/01/2051	$35,400	$10,412,750
5.069%, 11/01/2051	16,361	10,614,370
Series 2022-C Zero Coupon, 11/01/2043	38,583	24,210,994
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	3,008	2,901,612
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2047(a)	5,500	5,138,543
Series 2021-B 5.00%, 07/01/2028(a)	2,550	2,630,303
5.00%, 07/01/2029(a)	3,850	4,006,526
5.00%, 07/01/2033(a)	2,835	2,959,990
5.00%, 07/01/2037(a)	2,530	2,595,853
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(c) (d)	7,425	4,909,781
5.00%, 07/01/2037(c) (d)	10,045	6,642,256
Series 2008-W 5.00%, 07/01/2028(c) (d)	7,285	4,817,206
Series 2008WW 5.375%, 07/01/2024(c) (k)	3,700	2,446,625
Series 2010-A 5.25%, 07/01/2029(c) (d)	2,370	1,567,163
5.25%, 07/01/2030(c) (d)	390	257,888
Series 2010-C 5.00%, 07/01/2024(c) (k)	1,530	1,011,713
5.25%, 07/01/2027(c) (d)	2,550	1,686,188
5.25%, 07/01/2028(c) (d)	5,255	3,474,869
Series 2010-X 5.25%, 07/01/2027(c) (d)	3,725	2,463,156
5.25%, 07/01/2040(c) (d)	10,035	6,635,644
5.75%, 07/01/2036(c) (d)	2,280	1,507,650
Series 2010DDD 5.00%, 07/01/2020(c) (k)	1,660	1,097,675
5.00%, 07/01/2021(c) (k)	920	608,350
5.00%, 07/01/2022(c) (k)	610	403,363
Series 2010ZZ 5.25%, 07/01/2018(c) (k)	2,500	1,653,125
5.25%, 07/01/2019(c) (k)	1,715	1,134,044
5.25%, 07/01/2022(c) (k)	1,565	1,034,856
5.25%, 07/01/2024(c) (k)	1,570	1,038,163
5.25%, 07/01/2025(c) (k)	440	290,950
Series 2012-A 5.00%, 07/01/2029(c) (d)	3,345	2,211,881
5.00%, 07/01/2042(c) (d)	1,000	661,250

	Principal Amount (000)	U.S. $ Value

5.05%, 07/01/2042(c) (d)	$2,000	$1,322,500
Series 2013-A 7.00%, 07/01/2033(c) (d)	2,200	1,454,750
7.00%, 07/01/2040(c) (d)	575	380,219
AG Series 2007-V 5.25%, 07/01/2031	14,090	14,222,867
NATL Series 2007-V 5.25%, 07/01/2029	245	247,290
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	1,321	1,316,492
6.625%, 01/01/2028	10,077	10,048,317
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	2,000	2,209,479
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	274	257,923
Zero Coupon, 07/01/2029	1,519	1,332,274
Zero Coupon, 07/01/2046	57,388	18,027,987
Zero Coupon, 07/01/2051	40,000	9,266,556
Series 2019-A 4.329%, 07/01/2040	21,675	20,055,227
4.55%, 07/01/2040	2,637	2,510,836
5.00%, 07/01/2058	10,000	9,144,793

		232,202,907

Rhode Island – 0.1%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2033	1,000	1,004,349
5.00%, 05/15/2034	1,600	1,604,334

		2,608,683

South Carolina – 1.5%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	415	409,503
5.41%, 11/01/2039	7,515	6,981,970
6.28%, 11/01/2039	330	307,785
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	5,000	4,321,815
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(e) (i) (j) (l)	2,364	2,363,805

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	$185	$172,530
Series 2023-A 6.50%, 02/01/2056(a)	5,305	5,313,884
Series 2023-B 7.50%, 08/01/2047(a)	2,200	2,105,551
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	2,000	2,008,810
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c) (d) (e)	3,115	342,650
6.50%, 06/01/2051(c) (d) (e)	3,175	349,250
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	902,593
5.25%, 11/01/2044	10,000	10,270,183
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)	6,135	4,245,613
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2043	1,606	1,135,949

		41,231,891

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041	1,000	841,405
4.00%, 08/01/2051	3,620	2,731,708
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,498,918

		5,072,031

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	17,756,387

	Principal Amount (000)	U.S. $ Value

Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(e)	$2,350	$2,274,964
9.50%, 11/01/2052(e)	6,860	6,494,492
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(c) (d) (e)	100	10
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e) (i) (j)	3,544	42,000
Shelby County Health Educational & Housing Facilities Board (Village at Germantown) Series 2014 5.25%, 12/01/2044	1,075	928,347
5.25%, 12/01/2049	3,250	2,678,116
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	5,765	4,355,303

		34,529,619

Texas – 7.7%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	2,123,482
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.75%, 06/15/2055(a) (h)	1,200	1,173,408
5.875%, 06/15/2065(a) (h)	1,200	1,175,403
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,100	1,072,099
6.375%, 06/01/2062(a)	3,500	3,412,807
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,016,209
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	6,205	4,822,920

	Principal Amount (000)	U.S. $ Value

Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	$1,500	$1,411,871
5.00%, 12/01/2045	1,000	904,596
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2025-B 5.00%, 08/15/2051	10,000	10,198,668
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(c) (d) (e) (i) (j)	7,968	797
12.00%, 06/01/2043(c) (d) (e) (i) (j)	937	94
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	69,315	3,826,812
6.00%, 12/01/2062	8,080	7,099,683
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	3,460	2,991,297
6.25%, 12/01/2054(a)	1,400	1,162,004
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,718,830
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	10,540	10,540,116
Series 2024-B 5.50%, 07/15/2038	3,520	3,673,698
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049	10,000	10,294,416
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(a)	1,000	907,862
6.25%, 06/15/2053(a)	2,000	1,840,666
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	988,568
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2032(a)	2,000	1,993,953

	Principal Amount (000)	U.S. $ Value

El Paso County Hospital District (El Paso County Hospital District) Series 2017 5.00%, 08/15/2033	$3,940	$4,006,641
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2054	1,585	302,024
Series 2022-B Zero Coupon, 12/01/2043	2,965	1,092,333
Zero Coupon, 12/01/2046	1,000	300,731
Zero Coupon, 12/01/2055	5,000	856,252
Zero Coupon, 12/01/2056	3,325	537,138
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,064,699
5.00%, 10/15/2034	1,665	1,677,116
5.00%, 10/15/2044	5,375	5,146,453
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	10,000	9,980,928
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	1,000	1,003,549
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030(c) (d)	736	471,463
7.25%, 12/31/2030(c) (d)	4,145	4,083,281
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(c) (d) (g)	9,781	2,487,041
7.50%, 11/15/2036(c) (d)	2,265	1,848,217
7.50%, 11/15/2037(c) (d)	365	284,635
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	8,015	8,023,796
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	3,000	2,370,556
Series 2025 6.75%, 07/01/2044	2,190	2,161,446
7.125%, 07/01/2056	1,000	981,488

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	$2,285	$2,285,862
5.00%, 01/01/2042	7,485	7,134,686
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,328,096
Series 2022 4.00%, 01/01/2047	1,300	928,220
4.25%, 01/01/2057	5,000	3,348,148
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	4,711,121
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	3,000	2,728,910
6.50%, 07/01/2056(a)	3,510	3,137,656
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,666,116
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	944,834
4.00%, 08/15/2056	1,380	990,696
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	2,315	2,173,320
5.125%, 01/01/2044(a)	3,000	2,721,929
5.25%, 01/01/2054(a)	2,000	1,767,427
10.00%, 07/01/2026(a)	2,000	2,011,800
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	12,026	9,812,773
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c) (d) (i) (j)	920	0
5.00%, 11/15/2045(c) (d) (i) (j)	2,115	0
5.25%, 11/15/2047(c) (d) (i) (j)	678	0

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-2 5.50%, 01/01/2054(a) (b)	$10,895	$11,621,141
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2025-2 0.05%, 01/01/2055(a) (b)	10,000	10,638,445
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	10,000	10,072,244

		207,053,470

Utah – 1.4%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)	2,200	2,129,792
County of Utah UT (Intermountain Healthcare Obligated Group) Series 2022-2 5.00%, 05/15/2043(a) (b)	5,000	5,063,833
5.00%, 05/15/2050(a) (b)	8,000	7,958,504
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	3,000	2,779,881
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)	2,000	1,765,521
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.20%, 06/01/2054(a)	1,000	917,485
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)	1,000	916,071
Series 2024-2 6.00%, 06/15/2054(a)	1,000	991,423
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	3,000	2,314,194

	Principal Amount (000)	U.S. $ Value

Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	$2,200	$2,140,365
Series 2025-A 0.00%, 03/01/2055(g)	1,250	954,462
5.875%, 03/01/2045	1,000	1,000,487
6.125%, 03/01/2055	1,820	1,838,658
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(a) (g)	3,183	2,632,994
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	984,053
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	2,000	2,035,001
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,900	1,877,694

		38,300,418

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,500	1,301,128

Virginia – 2.3%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	6,410	5,801,654
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)	1,230	1,166,610
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	28,805	23,946,006
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	6,700	5,892,241

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	$4,000	$3,060,610
Series 2015-A 5.00%, 07/01/2035(a)	1,200	1,044,508
5.00%, 07/01/2045(a)	3,110	2,379,624
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	4,465	4,105,255
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(c) (d) (e)	10,000	8,000,000
8.531% (SOFR + 5.50%), 06/01/2029(c) (d) (e) (m)	8,500	6,800,000

		62,196,508

Washington – 2.2%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	10,000	10,679,038
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,075,091
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2015-A 5.00%, 12/01/2038	5,700	5,517,534
Port of Seattle WA (Port of Seattle WA) Series 2020-2 5.00%, 04/01/2044(a) (b)	10,000	9,862,316
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	3,970	3,860,147
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	394,076
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,889,702
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(a)	810	810,146
5.00%, 01/01/2036(a)	2,200	2,204,092
5.00%, 01/01/2046(a)	4,425	3,964,400

	Principal Amount (000)	U.S. $ Value

Series 2019-A 5.00%, 01/01/2044(a)	$440	$402,339
5.00%, 01/01/2049(a)	1,000	877,616
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,095	4,453,860
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	2,960	3,139,287
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	9,490	8,954,499
Series 2021-1, Class X 0.727%, 12/20/2035(f)	7,491	291,570
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	1,293	1,212,992

		60,588,705

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	777,555
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(a)	395	408,569
6.00%, 06/01/2053(a)	875	894,391
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2021-A 4.125%, 06/01/2043(a)	2,075	1,719,203
Series 2023 0.00%, 06/01/2053(a) (g)	5,070	1,033,953
7.00%, 06/01/2043(a)	430	438,982
West Virginia Economic Development Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2055(a)	1,000	1,017,330
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(e)	8,000	7,200,000

		13,489,983

	Principal Amount (000)	U.S. $ Value

Wisconsin – 7.8%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(c) (i) (j) (k)	$3,409	$0
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	6,175	5,302,805
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	2,000	1,842,343
Wisconsin Center District (Wisconsin Center District) AG Series 2020-D Zero Coupon, 12/15/2050	44,075	11,966,949
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,675	1,591,755
Series 2025 6.625%, 07/01/2060	2,000	2,027,717
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,868,771
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	1,605	1,363,630
Series 2022-A 3.875%, 12/01/2039(a)	7,370	6,218,313
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	656,568
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,000	1,025,566
7.25%, 01/01/2061(a)	2,710	2,780,604
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	5,000	2,251,196
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	7,809,810
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	27,000	24,491,376

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	$7,250	$6,775,277
5.75%, 02/01/2052(a)	8,500	8,526,040
6.00%, 02/01/2062(a)	7,850	7,945,204
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(e)	5,500	5,290,877
8.125%, 07/01/2058(e)	5,500	5,292,438
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	6,975	6,415,631
6.625%, 02/01/2046(a)	4,750	3,963,791
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 4.75%, 07/01/2045(a)	1,800	1,569,166
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	899,352
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	13,360	3,877,862
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	2,550	2,432,848
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(c) (e) (i) (j) (k)	7,500	0
Series 2023 15.00%, 04/30/2023(c) (e) (i) (j) (k)	1,815	18
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	3,488	2,403,177
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)	1,000	1,001,610
7.25%, 12/01/2042(a)	2,370	2,357,912
7.50%, 12/01/2052(a)	2,060	2,070,954
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	6,640	4,847,200

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	$2,000	$1,145,903
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	2,225	1,670,199
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(a)	40	43,909
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	4,475	4,448,168
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	3,000	3,276,759
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	6,000	6,736,860
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	16,500	10,936,245
Series 2022 4.00%, 06/01/2049(a)	3,970	2,773,626
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,693,409
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	908	908,023
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	4,000	3,905,273
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	10,000	9,792,929
6.50%, 06/30/2060	2,000	2,114,308
6.50%, 12/31/2065	3,000	3,155,344
Series 2025-2 5.75%, 12/31/2065(a) (b)	10,000	9,769,278
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,200	1,083,426

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2039(a)	$5,095	$4,963,167
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(a)	2,500	2,143,604
4.00%, 12/01/2051(a)	1,500	1,155,945
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	1,150	922,594

		209,505,729

Total Long-Term Municipal Bonds (cost $3,367,401,235)		3,008,037,000

Short-Term Municipal Notes – 0.0%
Pennsylvania – 0.0%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026(e) (cost $185,000)	185	185,014

Total Municipal Obligations (cost $3,367,586,235)		3,008,222,014

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Financial Institutions – 0.1%
REITs – 0.1%
Bridgewater Castle Rock ALF LLC 9.50%, 09/30/2025(j)	2,545	2,545,000

Industrial – 0.6%
Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	6,713,118

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(i) (j)	13,775	8,456,758

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(c) (i) (j) (k)	4,179	49,910

		15,219,786

Total Corporates - Non-Investment Grade (cost $25,108,000)		17,764,786

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(n) (cost $6,136,186)	$6,300	$6,555,402

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.0%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(f)	13,422	607,585
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XCA 0.964%, 07/25/2036(f)	6,416	344,442
Series 2022-ML13, Class XUS 1.005%, 09/25/2036(f)	11,428	766,152

		1,718,179

Non-Agency Fixed Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(f)	9,608	408,982
Washington State Housing Finance Commission Series 2023-1, Class X 1.495%, 04/20/2037(f)	19,656	1,929,900

		2,338,882

Total Commercial Mortgage-Backed Securities (cost $3,994,693)		4,057,061

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c) (i) (j) (cost $4,015,771)	221,631	644,946

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(i) (j) (m) (cost $73,653)	$74	71,729

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(o) (p) (q) (cost $4,707,344)	4,707,344	$4,707,344

Total Investments – 112.8% (cost $3,411,621,882)(r)		3,042,023,282
Other assets less liabilities – (12.8)%		(345,804,240)

Net Assets – 100.0%		$2,696,219,042

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.21%	USD	116,630	$(9,569,819)	$(5,362,179)	$(4,207,640)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	146,320	10/15/2028	CPI#	2.565%	Maturity	$(1,525,000)	$—	$(1,525,000)
USD	126,000	10/15/2029	2.569%	CPI#	Maturity	1,124,890	—	1,124,890
USD	124,000	10/15/2029	2.485%	CPI#	Maturity	1,608,157	—	1,608,157
USD	100,062	10/15/2029	2.516%	CPI#	Maturity	1,148,267	—	1,148,267
USD	99,969	10/15/2029	2.451%	CPI#	Maturity	1,458,838	—	1,458,838
USD	99,969	10/15/2029	2.499%	CPI#	Maturity	1,229,096	—	1,229,096
USD	153,680	10/15/2030	CPI#	2.531%	Maturity	(1,547,365)	—	(1,547,365)

						$3,496,883	$—	$3,496,883

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	100,700	01/15/2027	1 Day SOFR	3.528%	Annual	$(597,457)	$—	$(597,457)
USD	40,545	10/15/2029	1 Day SOFR	3.814%	Annual	596,255	—	596,255
USD	26,377	10/15/2029	1 Day SOFR	3.761%	Annual	319,726	—	319,726
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	(138,648)	—	(138,648)
USD	68,800	10/15/2030	1 Day SOFR	4.082%	Annual	2,252,856	—	2,252,856
USD	34,700	10/15/2030	1 Day SOFR	4.092%	Annual	1,146,518	—	1,146,518
USD	88,000	07/31/2031	1 Day SOFR	4.059%	Annual	3,012,018	8,227	3,003,791
USD	69,100	12/03/2031	1 Day SOFR	4.088%	Annual	2,405,566	—	2,405,566
USD	77,500	03/12/2032	1 Day SOFR	3.772%	Annual	1,333,442	—	1,333,442
USD	43,460	08/15/2034	3.194%	1 Day SOFR	Annual	1,489,268	—	1,489,268
USD	16,300	02/15/2035	3.603%	1 Day SOFR	Annual	119,252	(1,208)	120,460
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(2,128,873)	—	(2,128,873)

						$9,809,923	$7,019	$9,802,904

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	11/06/2025	MMD 10 Year^	3.220%	Maturity	$(30,952)	$—	$(30,952)
Bank of America NA	USD	10,000	03/12/2026	MMD 10 Year^	3.350%	Maturity	(70,714)	—	(70,714)
Bank of America NA	USD	10,000	05/06/2026	MMD 10 Year^	3.660%	Maturity	187,455	—	187,455
Bank of America NA	USD	15,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	89,410	—	89,410
Bank of America NA	USD	10,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	30,912	—	30,912
Citibank NA	USD	21,490	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,191,559	—	1,191,559
JPMorgan Chase Bank NA	USD	10,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	32,002	—	32,002
JPMorgan Chase Bank NA	USD	10,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	373,452	—	373,452
JPMorgan Chase Bank NA	USD	8,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	154,325	—	154,325
Morgan Stanley Capital Services LLC	USD	10,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	(334)	—	(334)
Morgan Stanley Capital Services LLC	USD	20,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	(86)	—	(86)
Morgan Stanley Capital Services LLC	USD	10,000	03/12/2026	MMD 10 Year^	3.350%	Maturity	(70,714)	—	(70,714)
Morgan Stanley Capital Services LLC	USD	20,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	403,031	—	403,031
Morgan Stanley Capital Services LLC	USD	20,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	857,977	—	857,977
Morgan Stanley Capital Services LLC	USD	10,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	168,664	—	168,664
Morgan Stanley Capital Services LLC	USD	10,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	103,944	—	103,944

							$3,419,931	$—	$3,419,931

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $1,297,587,476 or 48.1% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund .
(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 5.56% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065	07/18/2023- 07/01/2025	$22,173,772	$20,999,992	0.78%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020- 06/10/2022	10,701,376	318,852	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021- 07/21/2022	466,370	14,688	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	3,000,000	91,800	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	7,808,977	797	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	937,369	94	0.00%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	929,889	600,000	0.02%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	4,000,000	4,041,118	0.15%
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045	11/20/2015	1,751,086	1,059,727	0.04%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018- 10/05/2020	2,765,543	49,055	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	9,860,216	7,500,000	0.28%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021- 04/27/2023	$1,913,617	$987,000	0.04%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021- 04/17/2023	1,913,212	1,045,750	0.04%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	1,015,296	470,000	0.02%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	5,820,000	5,519,217	0.20%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019- 02/09/2022	16,910,385	878,750	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	5,088,250	3,500,000	0.13%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	980,723	700,000	0.03%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	2,350,000	2,274,964	0.08%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022- 06/13/2025	6,853,511	6,494,492	0.24%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025- 06/23/2025	2,363,805	2,363,805	0.09%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	10	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	$3,520,266	$42,000	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	5,688,897	3,910,000	0.15%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023- 07/30/2024	8,014,895	8,023,796	0.30%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	1,047,750	0.04%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021- 03/30/2021	3,876,113	3,358,127	0.12%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053	08/08/2025	11,560,126	11,572,041	0.42%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 7.75%, 08/01/2060	08/08/2025	2,350,140	2,348,038	0.19%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026	08/08/2025	185,000	185,014	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021- 07/20/2022	3,043,149	342,650	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021- 10/20/2022	2,823,606	349,250	0.01%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,464,723	15	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	$10,000,000	$8,000,000	0.30%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.531%, 06/01/2029	06/08/2022	8,500,000	6,800,000	0.25%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	8,000,000	7,200,000	0.27%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	24,491,376	0.91%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	5,500,000	5,290,877	0.20%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	5,500,000	5,292,438	0.20%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	18	0.00%

(f)	IO – Interest Only.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(h)	When-Issued or delayed delivery security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Defaulted matured security.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2025.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)	Affiliated investments.

(r)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,072,109 and gross unrealized depreciation of investments was $(415,158,631), resulting in net unrealized depreciation of $(357,086,522).

As of August 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

MMD – Municipal Market Data

NATL – National Interstate Corporation

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$3,005,057,618	$2,979,382	(a)	$3,008,037,000
Short-Term Municipal Notes	—	185,014	—		185,014
Corporates - Non-Investment Grade	—	9,258,118	8,506,668		17,764,786
Corporates - Investment Grade	—	6,555,402	—		6,555,402
Commercial Mortgage-Backed Securities	—	4,057,061	—		4,057,061
Preferred stocks	—	—	644,946		644,946
Asset-Backed Securities	—	—	71,729		71,729
Short-Term Investments	4,707,344	—	—		4,707,344

Total Investments in Securities	4,707,344	3,025,113,213	12,202,725	(a)	3,042,023,282
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	6,569,248	—		6,569,248
Centrally Cleared Interest Rate Swaps	—	12,674,901	—		12,674,901
Interest Rate Swaps	—	3,592,731	—		3,592,731
Liabilities:
Centrally Cleared Credit Default Swaps	—	(9,569,819)	—		(9,569,819)
Centrally Cleared Inflation (CPI) Swaps	—	(3,072,365)	—		(3,072,365)
Centrally Cleared Interest Rate Swaps	—	(2,864,978)	—		(2,864,978)
Interest Rate Swaps	—	(172,800)	—		(172,800)

Total	$4,707,344	$3,032,270,131	$12,202,725	(a)	$3,049,180,200

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2025 is as follows:

Portfolio	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$57,952	$126,445	$179,690	$4,707	$285